FORUM                                   SEMI-ANNUAL REPORT
FUNDS                                   SEPTEMBER 30, 2001







                                        INVESTORS BOND FUND

                                        TAXSAVER BOND FUND

                                          MAINE TAXSAVER
                                             BOND FUND

                                      NEW HAMPSHIRE TAXSAVER
                                             BOND FUND

                                       PAYSON BALANCED FUND

                                         PAYSON VALUE FUND

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                             SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

A Message to Our Shareholders...............................    1
Discussion: Forum Investment Advisors, LLC..................    2
Discussion: H.M. Payson & Co, Inc. .........................    3
Forum Funds Performance.....................................    4

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

  Investors Bond Fund.......................................    6
  TaxSaver Bond Fund........................................    7
  Maine TaxSaver Bond Fund..................................    9
  New Hampshire TaxSaver Bond Fund..........................   13
  Payson Balanced Fund......................................   16
  Payson Value Fund.........................................   18

Notes to Schedules of Investments...........................   19

Statements of Assets and Liabilities........................   20

Statements of Operations....................................   22

Statements of Changes in Net Assets.........................   24

Financial Highlights........................................   28

Notes to Financial Statements...............................   30


                                                                  FORUM FUNDS(R)

                 (This page has been left blank intentionally.)


                                                                     FORUM FUNDS

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                              September 30, 2001
Dear Investor,

     We are pleased to present you the Forum Funds semi-annual report for the period ended September 30, 2001. The last six months have been witness to both instability and weakness in the markets. As described in greater detail in the investment advisor commentary that accompanies these financial statements, the tragic events of September 11 both intensified the volatility of the markets and slowed the economy to near recession levels. While the Federal Reserve has been aggressive in its monetary policies in an attempt to stimulate economic activity, with 10 interest rate cuts during the year (through mid-November), the markets continue to show some signs of weakness. Nevertheless, with the Federal Funds rate as low as it has been in many years, there is reason for optimism, and we believe that the Forum Funds are well positioned when the economy does in fact turn.

     As always, we thank you for your investment in Forum Funds and appreciate your continued trust and confidence in us. We will strive to help you meet your financial goals through the prudent management of your investments. Please read this semi-annual report for additional details about the Funds. If you have any questions, please call us at 207-879-0001 (or 800-943-6786) or contact your local investment professional.

                                        Sincerely,

                                        /s/ John Y. Keffer
                                        John Y. Keffer
                                        President


                                                                     FORUM FUNDS

--------------------------------------------------------------------------------

DISCUSSION: FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

     The weak economy noted in the annual report in March has persisted through September. Although stock markets continued to perform poorly, the bond markets showed signs of strength as investors sought investments with less risk and volatility. On a total return basis, the majority of the Forum Bond Funds performed in line with their respective Morningstar Prospectus Objective peer groups. Detailed performance information may be found on pages 4 and 5.

     We continued to monitor the activity of the Federal Reserve over the last six months, a period which saw a reduction in corporate spending, a higher unemployment rate and declining consumer confidence. In an attempt to reverse the economic downturn, the Federal Reserve cut interest rates five times over the past six months, for a total of 150 basis points (1.50%) between April and September. As of September 30, the Federal Funds rate was 3.00%. Rates were lowered by 50 basis points (0.50%) on October 2nd and again on November 6th. We will continue our conservative management approach as we seek to position the portfolios in a weak economic environment. We believe that the presence of strong monetary stimulus and recent fiscal packages have the potential to invigorate the economy in the relative near term. Our portfolio management team is prepared to respond accordingly.


                                        2                           FORUM FUNDS

--------------------------------------------------------------------------------

DISCUSSION: H.M. PAYSON & CO
--------------------------------------------------------------------------------

     In our last semi-annual communication, we began by noting that the last twelve months have been nothing short of historic. Little did we know what the following six months had in store for investors and for the nation. Beginning with the sudden collapse in corporate earnings in late 2000 and ending with the tragic destruction of the World Trade Center towers, the last twelve months have been truly historic in every respect.

     For investors, the pain has been escalating since March 2000, when most major indices reached all-time highs. In late 2000, the markets were dealt a double blow by an unprecedented and divisive presidential election and an alarming parade of corporate earnings warnings. The disappointments were confined primarily to the technology sector at first, but signs of a dramatically slowing economy began to proliferate as 2001 began. Although the Federal Reserve responded by lowering interest rates substantially and repeatedly, the stock market by mid-year was focused exclusively on the increasing likelihood of recession. The terrorist attacks of September 11 seemed to hasten on the negative trends.

     For equity investors, there were few places to hide. For the twelve months ended September 30, 2001, the S&P 500 index produced a total return of -26.61%, while the technology-heavy Nasdaq plummeted 59.07%. By comparison, the Payson Value Fund and Payson Balanced Fund returned -16.15% and -4.17%, respectively for the same period*. In general, considering that the Funds carried a full market weighting in technology stocks through most of this period, we believe our attention to valuations kept the declines within reason. The relative performance of the Payson Balanced Fund can be attributed to its more conservative mix of stocks and bonds, the latter of which rose in value.

     Despite the tragic events and economic uncertainty, we believe there is reason for optimism about the chances for above-average investment returns. The decisive fiscal and monetary policy responses to the crisis have the potential to provide powerful stimuli for the economy. Although there is no way to predict future events, we anticipate that the stock market will react favorably as signs of a recovery begin to appear.

     We thank you again for the confidence you have placed in us, and look forward to a more heartening report next time.

     *PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR ADDITIONAL PERFORMANCE INFORMATION PLEASE SEE PAGES 4 AND 5.

     THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX REPRESENTING THE MARKET CAP WEIGHTED PERFORMANCE OF APPROXIMATELY 5,000 DOMESTIC COMMON STOCKS TRADED ON THE NASDAQ EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX.


                                        3                            FORUM FUNDS

--------------------------------------------------------------------------------

FORUM FUNDS Performance
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
       SIX MONTH CUMULATIVE TOTAL RETURN WITHOUT APPLICABLE SALES CHARGE
                        PERIOD ENDING SEPTEMBER 30, 2001

                                                                                    FORUM VS.
                                                            FORUM     PEER GROUP    PEER GROUP
                                                            -----     ----------    ----------
Investors Bond Fund.......................................    4.84%      3.66%(1)      1.18%
TaxSaver Bond Fund........................................    3.71%      3.13%(2)      0.58%
Maine TaxSaver Bond Fund..................................    2.84%      3.08%(3)     (0.24)%
New Hampshire TaxSaver Bond Fund..........................    2.61%      3.08%(3)     (0.47)%
Payson Balanced Fund......................................   (4.93)%    (4.87)%(4)    (0.06)%
Payson Value Fund.........................................  (12.14)%    (8.92)%(5)    (3.22)%

(1)MORNINGSTAR Corporate Bond-General Funds
  Average: 669 Funds in Category
(2)MORNINGSTAR Municipal Bond-National Funds
  Average: 595 Funds in Category
(3)MORNINGSTAR Municipal Bond-Single State Funds
  Average: 951 Funds in Category
(4)MORNINGSTAR Balanced Funds Average:
    490 Funds in Category
(5)MORNINGSTAR Growth & Income Funds Average:
    972 Funds in Category


                                        4                            FORUM FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
   AVERAGE ANNUAL TOTAL RETURN WITH APPLICABLE SALES CHARGE -- PERIOD ENDING
                               SEPTEMBER 30, 2001

                                                                                                SINCE
                                             INCEPTION DATE     1 YEAR     5 YEAR   10 YEAR   INCEPTION
                                             --------------     ------     ------   -------   ---------
Investors Bond Fund........................     10/2/89          10.32%     6.58%    7.25%       7.99%
TaxSaver Bond Fund.........................     10/2/89           5.01%     4.48%    5.88%       6.29%
Maine TaxSaver Bond Fund...................     12/5/91           4.98%     4.83%     N/A        5.83%
New Hampshire TaxSaver Bond Fund...........     12/31/92          4.41%     4.83%     N/A        5.28%
Payson Balanced Fund.......................     11/25/91        (8.00)%     6.10%     N/A        8.56%
Payson Value Fund..........................     7/31/92        (19.50)%     6.82%     N/A       10.17%

                MAXIMUM SALES CHARGES
-----------------------------------------------------
Investors Bond Fund...........................  3.75%
TaxSaver Bond Fund............................  3.75%
Maine TaxSaver Bond Fund......................  3.00%
New Hampshire TaxSaver Bond Fund..............  3.00%
Payson Balanced Fund..........................  4.00%
Payson Value Fund.............................  4.00%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUNDS HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. FOR UP TO DATE PERFORMANCE INFORMATION PLEASE CALL 800-943-6786. (11/01)


                                        5                            FORUM FUNDS

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%)                      U.S. TREASURY OBLIGATIONS (7.3%)
$  261,016   RTC Series 92 C8 D,                                $1,000,000   U.S. Treasury Bonds, 5.00%,
               8.84%, 12/25/23*                                                2/15/11
               (cost $257,427)...............  $   259,384                     (cost $1,022,757).............  $ 1,028,477
                                               -----------                                                     -----------
CORPORATE BONDS & NOTES (54.4%)                                   SHARES
    27,000   Bank United, 8.00%, 3/15/09.....       29,395      ----------
   474,000   Bankers Trust New York Co.,                        PREFERRED STOCK (8.4%)
               7.25%, 10/15/11...............      507,285          21,150   Integra Capital Trust I,
   948,000   CBS, Inc., ACA Insured, 7.63%,                                    8.50%.........................      528,750
               1/1/02........................      956,514          12,651   Irwin Financial Corporation
 2,211,000   Comerica Bank, 8.38%,                                             Capital Trust I, 9.25%........      316,250
               7/15/24.......................    2,427,271          25,260   Simmons First National
   948,000   Conseco, Inc., 8.70%,                                             Corporation, 9.12%............      334,064
               11/15/26......................      502,440                                                     -----------
   474,000   Cummins Engine Co., Inc., 6.45%,                   Total Preferred Stock
               3/1/05........................      473,995        (cost $1,186,550)                              1,179,064
 1,000,000   Georgia Pacific Corp., 8.13%,                                                                     -----------
               5/15/11.......................    1,013,672      PRINCIPAL
   790,000   Lehman Brothers Holdings, 7.20%,                   ----------
               8/15/09.......................      822,365      SHORT-TERM HOLDINGS (6.7%)
   316,000   Leucadia Capital Trust I, 8.65%,                   $  694,789   Deutsche Cash Management Fund,
               1/15/27.......................      260,059                     3.09%.........................      694,789
   288,000   Paine Webber Group, Inc., 7.39%,                      244,462   Deutsche Money Market Fund,
               10/16/17......................      299,655                     2.97%.........................      244,462
   316,000   Sears Roebuck Acceptance Corp.,                                                                   -----------
               6.70%, 11/15/06...............      329,038      Total Short-Term Holdings
                                               -----------        (cost $939,251)                                  939,251
Total Corporate Bonds & Notes                                                                                  -----------
  (cost $8,186,921)                              7,621,689      Total Investments (98.7%)
                                               -----------        (cost $14,361,256)                            13,825,039
MUNICIPAL BONDS (20.0%)                                                                                        -----------
 1,073,131   Coffee County, GA, Hospital                        Other Assets & Liabilities, Net (1.3%)             187,963
               Authority RV, Taxable                                                                           -----------
               Anticipation Certificates                        NET ASSETS (100.0%)                            $14,013,002
               Series B, 9.00%, 12/1/12*.....    1,152,844                                                     ===========
 1,588,232   Coffee County, GA, Hospital
               Authority RV, Taxable
               Anticipation Certificates
               Series B SunTrust Bank LOC,
               9.00%, 12/1/12*...............    1,644,330
                                               -----------
Total Municipal Bonds
  (cost $2,768,350)                              2,797,174
                                               -----------


See Notes to Schedules of Investments
and Notes to Financial Statements.         6                         FORUM FUNDS

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION               VALUE          PRINCIPAL              DESCRIPTION               VALUE
----------   -------------------------------  -----------       ----------   -------------------------------  -----------
MUNICIPAL BONDS (93.8%)                                         NEW JERSEY (3.9%)
ARIZONA (6.7%)                                                  $ 770,000    Essex County, NJ, Important
$ 500,000    Gila County AZ, IDA Cobre                                         Authority RV, Utilities
               Valley Community Hospital RV,                                   System East Orange Franchise,
               6.00%, 12/1/20...............  $   522,210                      MBIA Insured, 6.00%,
  770,000    Phoenix AZ, GO Bonds, 6.25%,                                      7/1/18.......................  $   841,125
               7/1/17.......................      908,854                                                     -----------
                                              -----------       NEW YORK (4.0%)
                                                1,431,064         770,000    New York, NY, IDA, Civic
                                              -----------                      Facilities RV, USTA National
GUAM (0.7%)                                                                    Tennis Center Project, FSA
  145,000    Guam Government, LO Highway RV,                                   Insured, 6.40%, 11/15/08.....      862,454
               Series A, FSA Insured, 6.25%,                                                                  -----------
               5/1/07.......................      151,447       NORTH CAROLINA (4.4%)
                                              -----------       1,000,000    North Carolina Eastern
ILLINOIS (1.3%)                                                                Municipal Power RV, Series A,
  270,000    Illinois Development Finance                                      4.50%, 1/1/24................      937,310
               Authority RV, Community                                                                        -----------
               Rehabilitation Providers                         OHIO (24.7%)
               Facilities Acquisition                             615,000    Cleveland, OH, Public Power
               Program Series 92, 8.25%,                                       System RV, U/R Balance, First
               8/1/12.......................      277,187                      Mortgage, Series B, 7.00%,
                                              -----------                      11/15/17.....................      631,144
INDIANA (0.4%)                                                  1,540,000    Hamilton, OH, Electrical System
   80,000    Indiana Health Facilities                                         Mortgage RV, Series A, FGIC,
               Financing Authority Hospital                                    Insured, 6.00%, 10/15/23.....    1,612,441
               RV, Community Hospital of                          300,000    Lebanon, OH, Electric RV, AMBAC
               Indiana, Series A & B, MBIA                                     Insured, 5.50%, 12/1/17......      318,339
               Insured, 6.35%, 7/1/03.......       83,782         215,000    Montgomery County, OH, GO
                                              -----------                      Bonds, 5.30%, 12/1/10........      231,282
KENTUCKY (7.6%)                                                   615,000    Northwest, OH, GO Bonds, FGIC
1,540,000    Carroll County, KY, PCR Bonds,                                    Insured, 5.50%, 12/1/12......      684,815
               Kentucky Utilities Co.                             385,000    Ohio State Air Quality
               Project, Series A, 7.45%,                                       Development Authority, PCR
               9/15/16......................    1,630,182                      Bonds, Cleveland Electric Co.
                                              -----------                      Project, FGIC insured, 8.00%,
LOUISIANA (10.8%)                                                              12/1/13......................      410,106
1,000,000    Calcasieu Parish, LA,                                500,000    Ohio State Building Authority,
               Industrial Revenue Board, PCR                                   Housing RV, Apartments
               Bonds, Occidental Petroleum                                     Building Fund Project, Series
               Project, 4.80%, 12/1/06......    1,037,060                      A, Fifth Third Bank, 5.50%,
1,000,000    Louisiana Public Facilities                                       4/1/16.......................      532,955
               Authority RV, Extended Care                        385,000    Ohio State Turnpike Community,
               Facilities Authority Comm-                                      RV, Series A, 5.50%,
               Care Corp., 11.00%, 2/1/14...    1,272,990                      2/15/24......................      415,342
                                              -----------         270,000    Shelby County, OH, Hospital
                                                2,310,050                      Facilities RV, Wilson
                                              -----------                      Memorial Hospital, ETM USG,
MINNESOTA (4.3%)                                                               6.40%, 12/1/03...............      281,097
1,000,000    International Falls, MN, PCR,
               5.50%, 4/1/23................      913,030
                                              -----------
MISSOURI (3.5%)
  770,000    Kansas City, MO, IDA RV,
               Owens-Illinois, PJ-Conv,
               4.90%, 12/31/08..............      752,036
                                              -----------


See Notes to Schedules of Investments
and Notes to Financial Statements.         7                         FORUM FUNDS

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION               VALUE          PRINCIPAL              DESCRIPTION               VALUE
----------   -------------------------------  -----------       ----------   -------------------------------  -----------
OHIO, CONTINUED                                                 WASHINGTON (6.0%)
$ 150,000    Washington County, OH, Hospital                    $ 595,000    Pierce County, WA, HFA RV,
               RV, Shelby General Hospital,                                    Pooled, 6.00%, 12/1/28.......  $   553,642
               6.88%, 7/1/03................  $   153,627         765,000    Vancouver, WA, HFA RV,
                                              -----------                      Springbrook Square, Series B,
                                                5,271,148                      6.00%, 3/1/31................      725,603
                                              -----------                                                     -----------
OKLAHOMA (1.0%)                                                                                                 1,279,245
  195,000    Claremore, OK, Public Works                                                                      -----------
               Authority Capital Improvement                    WEST VIRGINIA (5.0%)
               RV, MBIA Insured, 5.00%,                         1,000,000    Monongalia County, WV,
               6/1/05.......................      208,642                      Pollution RV, Potomac Edison
                                              -----------                      Co. Fort Martin, Series B,
PENNSYLVANIA (5.3%)                                                            5.95%, 4/1/13................    1,061,090
  225,000    Allegheny County, PA, Hospital                                                                   -----------
               Development Authority, Health                    Total Municipal Bonds
               Care RV, Allegheny Valley                          (cost $19,470,993)                           20,033,413
               School Project, 7.25%,                                                                         -----------
               2/1/03.......................      223,769       SHORT-TERM HOLDINGS (4.8%)
  200,000    Allegheny County, PA, Hospital                       836,383    Deutsche Tax Free Money Fund,
               Development Authority, Health                                   1.79%........................      836,383
               Care RV, Ohio Valley General                       200,001    Dreyfus Municipal Cash
               Hospital, 5.88%, 4/1/11......      198,922                      Management Plus Fund,
  385,000    Bucks County, PA, IDA RV,                                         2.31%........................      200,001
               Personal Care, ETM USG,                                                                        -----------
               Series A, 10.00%, 5/15/19....      615,307       Total Short-Term Holdings
  100,000    Washington County, PA, IDA RV,                       (cost $1,036,384)                             1,036,384
               Presbyterian Medical Center,                                                                   -----------
               FHA Insured, 6.50%,                              Total Investments (98.6%)
               1/15/02......................      101,214         (cost $20,507,377)                           21,069,797
                                              -----------                                                     -----------
                                                1,139,212       Other Assets & Liabilities (1.4%)                 292,285
                                              -----------                                                     -----------
PUERTO RICO (4.2%)                                              Net Assets (100.0%)                           $21,362,082
  550,000    Puerto Rico, GO Bonds, Morgan                                                                    -----------
               Stanley Dean Witter, 5.50%,
               7/1/13.......................      612,799
  250,000    Puerto Rico, Public Finance
               Corp., Commonwealth
               Appropriations RV, Series A,
               AMBAC Insured, 5.38%,
               6/1/18.......................      271,610
                                              -----------
                                                  884,409
                                              -----------


See Notes to Schedules of Investments
and Notes to Financial Statements.         8                         FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
MUNICIPAL BONDS (97.5%)                                         GENERAL OBLIGATION -- LOCAL, CONTINUED
GENERAL OBLIGATION -- BOND BANK (4.7%)                          $  175,000   Bar Harbor, ME, UTGO Bonds,
$   20,000   Maine Municipal Bond Bank,                                        6.20%, 6/1/05.................  $   193,882
               Series A, 5.00%, 11/1/04......  $    21,115          75,000   Bar Harbor, ME, UTGO Bonds,
    20,000   Maine Municipal Bond Bank,                                        6.45%, 6/1/09.................       87,510
               Series B, 5.40%, 11/1/02......       20,684          25,000   Bath, ME, GO Bonds, 5.63%,
 1,000,000   Maine Municipal Bond Bank,                                        3/1/09........................       26,937
               Series D, MBIA Insured, 5.63%,                       30,000   Bath, ME, UTGO Bonds, 7.45%,
               11/1/16.......................    1,081,550                     12/1/07.......................       36,501
    90,000   Maine Municipal Bond Bank,                             20,000   Bath, ME, UTGO Bonds, 7.50%,
               Series E, 5.70%, 11/1/11......       96,629                     12/1/08.......................       24,728
    10,000   Maine Municipal Bond Bank,                             25,000   Blue Hill, ME, GO Bonds, 7.30%,
               Series 92B, 6.45%, 11/1/01....       10,039                     7/1/06........................       28,965
   100,000   Maine Municipal Bond Bank,                             50,000   Brewer, ME, UTGO Bonds, Series
               Series 92B, 6.65%, 11/1/07....      106,651                     A, 6.10%, 1/1/03..............       51,932
    85,000   Maine Municipal Bond Bank,                             50,000   Brewer, ME, UTGO Bonds, Series
               Series 92B, 6.75%, 11/1/12....       90,744                     A, 6.10%, 1/1/04..............       52,690
   150,000   Maine Municipal Bond Bank,                             50,000   Brewer, ME, UTGO Bonds, Series
               Series 92E, 5.80%, 11/1/04....      157,803                     A, 6.10%, 1/1/05..............       52,537
    80,000   Maine Municipal Bond Bank, Sewer                       50,000   Brewer, ME, UTGO Bonds, Series
               & Water Bonds, SRF Program,                                     A, 6.20%, 1/1/06..............       52,442
               Series 91A, 7.20%, 11/1/13,                          50,000   Brunswick, ME, Tax Increment GO
               P/R USG, 11/1/01 @ 102........       81,963                     Bonds, BTI Project, 5.50%,
    20,000   Maine Municipal Bond Bank, Sewer                                  11/1/08.......................       53,487
               & Water RV, SRF Program,                             25,000   Bucksport, ME, GO Bonds-Local,
               Series B, 4.75%, 11/1/03......       20,959                     School & Public Improvements,
                                               -----------                     7.15%, 4/1/07.................       28,996
                                                 1,688,137         250,000   Cape Elizabeth, ME, GO Bonds,
                                               -----------                     5.75%, 10/15/09...............      276,570
GENERAL OBLIGATION -- LOCAL (14.8%)                                100,000   Cape Elizabeth, ME, GO Bonds,
    60,000   Bangor, ME, GO Bonds, 5.50%,                                      5.90%, 10/15/12...............      111,064
               9/1/04........................       64,702          25,000   Cape Elizabeth, ME, GO Bonds,
   100,000   Bangor, ME, LTGO Bonds, Bangor                                    5.90%, 10/15/14...............       27,766
               International Airport Project,                      250,000   Cumberland County, ME, UTGO
               5.75%, 10/1/01................      100,019                     Bonds, 5.25%, 2/1/07..........      260,362
    25,000   Bangor, ME, LTGO Bonds, Bangor                         25,000   Ellsworth, ME, UTGO Bonds,
               International Airport Project,                                  7.20%, 7/1/08.................       30,024
               5.85%, 10/1/02................       25,601         250,000   Freeport, ME, UTGO Bonds, 7.25%,
   150,000   Bangor, ME, LTGO Bonds, Bangor                                    9/1/04........................      281,215
               International Airport Project,                       20,000   Freeport, ME, UTGO Bonds, 7.25%,
               6.00%, 10/1/03................      156,336                     9/1/10........................       24,948
   100,000   Bangor, ME, LTGO Bonds, Bangor                         40,000   Old Orchard Beach, ME, UTGO
               International Airport Project,                                  Bonds, MBIA Insured, 6.40%,
               6.10%, 10/1/04................      104,012                     9/1/04........................       42,742
   250,000   Bangor, ME, LTGO Bonds, Bangor                        215,000   Old Orchard Beach, ME, UTGO
               International Airport Project,                                  Bonds, MBIA Insured, 6.60%,
               6.35%, 10/1/07................      258,798                     9/1/06........................      230,130


See Notes to Schedules of Investments
and Notes to Financial Statements.         9                         FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED                          GENERAL OBLIGATION -- LOCAL, CONTINUED
$   50,000   Old Orchard Beach, ME, UTGO                        $   25,000   Winthrop, ME, UTGO Bonds, 5.40%,
               Bonds, MBIA Insured, 6.65%,                                     8/1/07........................  $    27,427
               9/1/07........................  $    53,541         250,000   Yarmouth, ME, GO Bonds, AMBAC
    70,000   Old Orchard Beach, ME, UTGO                                       Insured, 5.25%, 11/15/09......      274,132
               Bonds, MBIA Insured, 6.65%,                                                                     -----------
               9/1/08........................       74,957                                                       5,367,533
    35,000   Old Orchard Beach, ME, UTGO                                                                       -----------
               Bonds, MBIA Insured, 6.65%,                      GENERAL OBLIGATION -- STATE (0.9%)
               9/1/10........................       37,479          90,000   Maine, UTGO Bonds, 6.40%,
    50,000   Portland, ME, GO Bonds, 12.60%,                                   7/1/02........................       92,850
               11/1/05.......................       67,969         100,000   Maine, UTGO Bonds, 6.50%,
   100,000   Portland, ME, GO Bonds, 7.25%,                                    7/1/03........................      107,076
               12/1/05.......................      116,576          25,000   Maine, UTGO Bonds, 7.50%,
   500,000   Portland, ME, GO Bonds, 6.20%,                                    12/15/02......................       26,550
               4/1/05........................      551,195         100,000   Maine, UTGO Bonds, Highway
   790,000   Portland, ME, GO Bonds, 5.30%,                                    Improvements, 8.00%, 5/1/02...      103,373
               6/1/13........................      831,799                                                     -----------
    25,000   Portland, ME, GO Bonds, 6.50%,                                                                        329,849
               4/1/14........................       27,773                                                     -----------
    25,000   Rockland, ME, GO Bonds, 6.00%,                     REVENUE -- GUAM (6.5%)
               10/1/01.......................       25,007         100,000   Guam Housing Corp., SFM, Series
   150,000   South Portland, ME, GO Bonds,                                     A, COLL by FHLMC, 5.75%,
               5.80%, 9/1/08.................      170,408                     9/1/31........................      106,242
    40,000   South Portland, ME, GO Bonds,                       1,875,000   Guam Power Authority RV, Series
               5.80%, 9/1/11.................       45,849                     A, AMBAC Insured, P/R, 6.30%
    25,000   Westbrook, ME, UTGO Bonds,                                        10/1/02 @ 102.................    1,989,581
               6.75%, 11/15/04...............       27,975         250,000   Guam Power Authority RV, Series
    75,000   Windham, ME, UTGO Bonds, 0.05%,                                   A, AMBAC Insured, 6.25%,
               6/15/08.......................       58,222                     5/1/07........................      261,115
   130,000   Winslow, ME, GO Bonds, Crowe                                                                      -----------
               Rope Industries Project,                                                                          2,356,938
               Series A, 5.50%, 3/1/07.......      140,176                                                     -----------
    50,000   Winslow, ME, SD, UTGO Bonds,                       REVENUE -- HEALTH & EDUCATION (8.7%)
               AMBAC Insured, 7.00%,                                25,000   Maine Educational Loan
               10/1/10.......................       51,020                     Authority, Educational Loan
    20,000   Winslow, ME, UTGO Bonds, AMBAC                                    RV, Supplemental Education
               Insured, 6.90%, 10/1/08.......       20,408                     Loan Program, Series 92 A-1,
    25,000   Winthrop, ME, UTGO Bonds, 5.10%,                                  6.80%, 12/1/07................       26,066
               8/1/04........................       26,549          50,000   Maine Educational Loan
    25,000   Winthrop, ME, UTGO Bonds, 5.20%,                                  Authority, Educational Loan
               8/1/05........................       26,938                     RV, Supplemental Education
    25,000   Winthrop, ME, UTGO Bonds, 5.30%,                                  Loan Program, Series 92 A-1,
               8/1/06........................       27,237                     7.00%, 12/1/16................       51,839
                                                                      10,000   Maine Educational Loan
                                                                               Authority, Educational Loan
                                                                               RV, Supplemental Education
                                                                               Loan Program, Series 92 A-2,
                                                                               7.15%, 12/1/16................       10,379


See Notes to Schedules of Investments
and Notes to Financial Statements.         10                        FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
REVENUE -- HEALTH & EDUCATION, CONTINUED                        REVENUE -- HOUSING, CONTINUED
$   25,000   Maine Educational Loan Marketing                   $  185,000   Maine HSG AUTH RV, Mortgage
               Corp., Series A, 6.35%,                                         Purchase, Series 92 C, 6.55%,
               5/1/05........................  $    25,577                     11/15/12......................  $   191,053
    30,000   Maine Educational Marketing                            50,000   Maine HSG AUTH RV, Mortgage
               Corp., Student Loan Refunding,                                  Purchase, Series 93 A-1,
               RV, 6.90%, 11/1/03............       30,688                     5.05%, 11/15/06...............       52,437
    10,000   Maine HEFA, Health Care RV, FSA                       240,000   Maine HSG AUTH RV, Mortgage
               insured, 6.20%, 7/1/02........       10,231                     Purchase, Series 94 C-1,
    35,000   Maine HEFA, Health Care RV,                                       6.20%, 11/15/07...............      246,430
               Maine Medical Project, Series                                                                   -----------
               C, FSA Insured, 5.00%,                                                                              808,296
               11/15/13......................       35,671                                                     -----------
   195,000   Maine HEHFA RV, Maine Medical                      REVENUE -- INDUSTRIAL (10.9%)
               Center, ETM USG, 6.00%,                             250,000   Baileyville, ME, PCR, Georgia
               10/1/13.......................      223,059                     Pacific Corp. Project, 4.75%,
    50,000   Maine HEHFA RV, P/R, Series A,                                    6/1/05........................      259,105
               6.10%, 7/1/03.................       52,489          15,000   Bath, ME, Sewer Improvements RV,
   175,000   Maine HEHFA RV, P/R, Series A,                                    7.40%, 12/1/06................       17,939
               FSA insured, 5.60%, 7/1/07....      193,765          25,000   Bucksport, ME, Solid Waste
    25,000   Maine HEHFA RV, Series A, 5.25%,                                  Disposal RV, Champion
               7/1/11........................       26,664                     International Corp. Project,
   550,000   Maine HEHFA RV, Series A, FSA                                     Remarketed 5/1/93, 6.25%,
               Insured, 5.25%, 7/1/10........      592,334                     5/1/10........................       25,784
   450,000   Maine HEHFA RV, Series B, FSA                         530,000   East Millinocket, ME, PCR Bonds,
               Insured, 5.55%, 7/1/08........      471,312                     Great Northern Nekoosa Corp.
   510,000   Maine HEHFA RV, Series D, FSA                                     Project, ETM USG, 6.70%,
               Insured, 5.30%, 7/1/07........      541,161                     6/1/04........................      574,117
     5,000   Maine HEHFA RV, Southern Maine                        165,000   Kennebec, ME, Water District RV,
               Medical Center, AMBAC Insured,                                  7.00%, 12/1/14, P/R USG,
               7.20%, 5/1/06.................        5,069                     12/1/01 @ 101.50..............      168,873
     5,000   Maine HEHFA RV, Southern Maine                         40,000   Kennebec, ME, Water District RV,
               Medical Center, AMBAC Insured,                                  7.00%, 12/1/20, P/R USD,
               7.30%, 5/1/14.................        5,069                     12/1/01 @ 101.50..............       40,939
   100,000   Maine HEHFA RV, U/R Balance                           500,000   Kennebec, ME, Water District RV,
               Series A, 6.10%, 7/1/03.......      104,612                     FSA Insured, 5.13%, 12/1/21...      502,375
   720,000   Maine Veterans' Homes RV, 6.80%,                       15,000   Kennebunk, ME, Sewer District RV
               10/1/05.......................      724,997                     Bonds, 7.10%, 1/1/06..........       17,203
                                               -----------         500,000   Maine Finance Authority RV,
                                                 3,130,982                     Boise Cascade Corp. Project,
                                               -----------                     7.90%, 6/1/15.................      506,325
REVENUE -- HOUSING (2.2%)                                          250,000   Maine Governmental Facilities
   200,000   Maine HSG AUTH RV, Mortgage                                       Authority, Lease Rent RV, FSA
               Purchase, Series 88 D-6,                                        Insured, 5.75%, 10/1/07.......      279,595
               7.25%, 11/15/19...............      204,252
   110,000   Maine HSG AUTH RV, Mortgage
               Purchase, Series 90 A-5,
               Remarketed 5/13/93, 6.20%,
               11/15/16......................      114,124


See Notes to Schedules of Investments
and Notes to Financial Statements.         11                        FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
REVENUE -- INDUSTRIAL, CONTINUED                                REVENUE -- VIRGIN ISLANDS (19.7%)
$1,465,000   Skowhegan, ME, PCR Bonds, Scott                    $   60,000   Virgin Islands, HFA, SFM RV,
               Paper Co. Project, 5.90%,                                       GNMA Mortgage Backed
               11/1/13.......................  $ 1,538,426                     Securities, Series A, 6.00%,
                                               -----------                     3/1/07........................  $    64,211
                                                 3,930,681         780,000   Virgin Islands, PFA, Economic
                                               -----------                     RV, 7.30%, 10/1/18............      995,178
REVENUE -- PUERTO RICO (24.8%)                                   1,000,000   Virgin Islands, PFA RV, Senior
 1,200,000   Puerto Rico, HSG Bank & Finance                                   Lien, Series C, 5.50%,
               Agency, SFM, FHA Insured,                                       10/1/08.......................    1,073,510
               8.50%, 12/1/18................    1,262,916       1,130,000   Virgin Islands, PFA, RV, Series
   475,000   Puerto Rico, Electric Power                                       D, 6.00%, 10/1/05.............    1,189,201
               Authority, Power RV, Series U,                    1,205,000   Virgin Islands, PFA, Tax RV,
               MBIA Insured, 6.00%, 7/1/14...      523,517                     Senior Lien, 5.50%, 10/1/22...    1,243,416
 1,125,000   Puerto Rico, GO Bonds, MBIA                           240,000   Virgin Islands, Water & Power
               Insured, 5.75%, 7/1/10........    1,288,417                     Authority Electric System RV,
   220,000   Puerto Rico, GO Bonds, Morgan                                     5.25%, 7/1/08.................      251,726
               Stanley Dean Witter, LOC,                         1,500,000   Virgin Islands, Water & Power
               5.50%, 7/1/13.................      245,120                     Authority, Electric System RV,
   500,000   Puerto Rico, GO Bonds, Series B,                                  ACA-CBI MBIA-IBC Insured,
               MBIA Insured, 5.75%, 7/1/07...      563,040                     5.30%, 7/1/21.................    1,541,655
 3,710,000   Puerto Rico, Public Finance                           715,000   Virgin Islands, Water & Power
               Corp., Commonwealth                                             Authority, Power RV, 5.25%,
               Appropriations RV, Series A,                                    7/1/06........................      751,594
               AMBAC Insured, 5.38%,                                                                           -----------
               6/1/18........................    4,030,693                                                       7,110,491
 1,000,000   University of Puerto Rico                                                                         -----------
               Revenue Bonds, Series M, MBIA,                   Total Municipal Bonds
               Insured, 5.50%, 6/1/15........    1,063,880        (cost $33,721,172)                            35,273,756
                                               -----------                                                     -----------
                                                 8,977,583        SHARES
                                               -----------      ----------
REVENUE -- TRANSPORTATION (4.3%)                                SHORT-TERM INVESTMENTS (0.8%)
   750,000   Maine State Turnpike Authority                        273,414   Deutsche Tax Free Money Fund,
               RV, FGIC Insured, 5.75%,                                        1.79% (cost $273,414).........      273,414
               7/1/28........................      799,395                                                     -----------
   700,000   Maine State Turnpike Authority                     Total Investments (98.3%)
               RV, MBIA Insured, 6.00%,                           (cost $33,994,586)                            35,547,170
               7/1/14........................      773,871                                                     -----------
                                               -----------      Net Other Assets & Liabilities, Net (1.7%)         616,506
                                                 1,573,266                                                     -----------
                                               -----------      Net Assets (100.0%)                            $36,163,676
                                                                                                               ===========


See Notes to Schedules of Investments
and Notes to Financial Statements.         12                        FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
MUNICIPAL BONDS (97.7%)                                         GENERAL OBLIGATION -- LOCAL, CONTINUED
GENERAL OBLIGATION -- BOND BANK (3.2%)                          $   60,000   Gorham, NH, GO Bonds, FSA
$    5,000   New Hampshire Muni Bond Bank,                                     Insured, 4.80%, 4/1/13........  $    61,637
               Pinkerton Academy Project,                           65,000   Gorham, NH, GO Bonds, FSA
               AMBAC Insured, 5.25%,                                           Insured, 4.85%, 4/1/14........       66,355
               6/1/07........................  $     5,226          25,000   Hudson, NH, Educational
    50,000   New Hampshire Muni Bond Bank,                                     Facilities, SD, Lot B, 7.30%,
               Series A, 5.15%, 11/1/08......       52,757                     12/15/06......................       29,659
    10,000   New Hampshire Muni Bond Bank,                          20,000   Hudson, NH, Educational
               Series 92 D, State Guaranteed,                                  Facilities, SD, Lot B, 7.30%,
               6.00%,                                                          12/15/08......................       24,335
               1/15/11.......................       10,656          45,000   Keene, NH, UTGO Bonds, 5.15%,
    50,000   New Hampshire Muni Bond Bank,                                     10/15/11......................       48,194
               Series 92 H, 6.35%, 7/15/06...       52,475          25,000   Lisbon, NH, Regional SD UTGO,
   175,000   New Hampshire Muni Bond Bank,                                     5.60%, 2/1/10.................       25,731
               Series 92 H, 6.50%, 7/15/08...      183,869          50,000   Londonderry, NH, UTGO Bonds,
    85,000   New Hampshire Muni Bond Bank,                                     5.40%, 1/15/14................       51,789
               Series 94 C, State Guaranteed,                      225,000   Manchester, NH, General
               5.80%, 8/15/08................       92,603                     Improvement RV, Series B, MBIA
                                               -----------                     Insured, 5.00%, 1/2/09........      235,933
                                                   397,586         250,000   Manchester, NH, Public
                                               -----------                     Improvement Bonds, 5.50%,
GENERAL OBLIGATION -- LOCAL (24.9%)                                            11/1/12.......................      264,443
   155,000   Bedford, NH, UTGO Bonds, 6.70%,                        15,000   Manchester, NH, UTGO Bonds,
               8/1/12........................      160,999                     Series 93 A, 5.00%, 7/1/04....       15,867
   225,000   Belknap County, NH, GO Bonds,                         250,000   Manchester, NH, UTGO Bonds,
               MBIA Insured, 5.20%, 6/15/13..      237,510                     Series 93 A, 5.30%, 7/1/07....      262,278
   100,000   Concord, NH, GO Bonds, 4.70%,                          15,000   Mascenic, NH, Regional SD #1,
               10/15/07......................      105,262                     Lot C, AMBAC Insured, 7.20%,
    50,000   Concord, NH, GO Bonds, FGIC                                       12/15/07......................       18,001
               Insured, 6.05%, 10/15/08......       55,750          20,000   Nashua, NH, UTGO Bonds, 5.70%,
   100,000   Concord, NH, SD, GO Bonds,                                        7/15/07.......................       20,720
               5.00%, 10/15/10...............      104,610         100,000   Nashua, NH, UTGO Bonds, AMBAC
   100,000   Concord, NH, UTGO Bonds, MBIA                                     Insured, 5.35%, 7/15/06.......      109,045
               Insured, 5.00%, 1/15/09.......      104,185          35,000   Nashua, NH, UTGO Bonds, FGIC
    50,000   Exeter, NH, UTGO Bonds, 5.10%,                                    Insured, 5.25%, 11/1/09.......       37,407
               6/15/05.......................       53,526          50,000   Oyster River, NH, Cooperative SD
    25,000   Exeter, NH, UTGO Bonds, 5.30%,                                    State Guaranteed, GO Bonds,
               6/15/08.......................       27,226                     Lot A, 5.75%, 6/15/07.........       53,762
   140,000   Exeter, NH, UTGO Bonds, Sewer                         100,000   Oyster River, NH, Cooperative SD
               Improvements, 6.25%, 1/15/07..      144,306                     State Guaranteed, GO Bonds,
    90,000   Farmington, NH, GO Bonds, SD,                                     Lot A, 5.85%, 6/15/08.........      107,213
               AMBAC Insured, 5.55%,
               2/15/02.......................       91,161
    50,000   Franklin, NH, GO Bonds, MBIA
               Insured, 5.20%, 10/1/07.......       52,542
   100,000   Goffstown, NH, GO Bonds, SD,
               AMBAC Insured, 5.25%,
               8/15/11.......................      105,536


See Notes to Schedules of Investments
and Notes to Financial Statements.         13                        FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
GENERAL OBLIGATION -- LOCAL, CONTINUED                          REVENUE -- HEALTH & EDUCATION, CONTINUED
$   30,000   Salem, NH, GO Bonds, MBIA                          $  160,000   New Hampshire, HEHFA RV, 6.00%,
               Insured, 6.45%, 3/1/04........  $    30,687                     10/1/13.......................  $   175,118
   400,000   Stratham, NH, GO SD Bonds, AMBAC                       90,000   New Hampshire, HEHFA RV, 6.00%,
               Insured, 5.10%, 1/15/08.......      431,296                     10/1/13.......................       90,193
                                               -----------          35,000   New Hampshire, HEHFA RV, Elliot
                                                 3,136,965                     Hospital of Manchester, 6.50%,
                                               -----------                     10/1/11.......................       35,814
GENERAL OBLIGATION -- STATE (11.3%)                                460,000   New Hampshire, HEHFA RV, Elliot
    10,000   New Hampshire State, GO Bonds,                                    Hospital of Manchester, 6.25%,
               6.00%, 9/1/05.................       11,007                     10/1/21.......................      470,230
   350,000   New Hampshire State, GO Bonds,                         50,000   New Hampshire, HEHFA RV, Exeter
               Capital Improvement, 5.50%,                                     Hospital/Healthcare Issue,
               9/1/06........................      385,648                     6.00%, 10/1/13................       51,490
 1,000,000   New Hampshire State, GO Bonds,                         90,000   New Hampshire, HEHFA RV,
               Capital Improvement, Series A,                                  Franklin Pierce College,
               5.13%, 10/1/17................    1,025,450                     Series 94, 5.50%, 10/1/04.....       92,163
                                               -----------           5,000   New Hampshire, HEHFA RV,
                                                 1,422,105                     Hitchcock Clinic Issue, MBIA
                                               -----------                     Insured, 6.00%, 7/1/15........        5,399
REVENUE -- GUAM (4.9%)                                              85,000   New Hampshire, HEHFA RV, Lakes
   470,000   Guam Government, LO Highway RV,                                   Region Hospital Association,
               6.25%, 5/1/07.................      490,896                     5.75%, 1/1/11.................       88,147
   100,000   Guam Housing Corp., SFM RV,                            50,000   New Hampshire, HEHFA RV, Nashua
               Series A, COLL by FHLMC,                                        Memorial Hospital, 5.50%,
               5.75%, 9/1/31.................      106,242                     10/1/02.......................       51,172
    20,000   Guam Power Authority RV, Series                       400,000   New Hampshire, HEHFA RV, River
               A, AMBAC Insured, COLL by USG,                                  Woods at Exeter, 9.00%,
               P/R, 10/1/02 @ 102, 6.30%,                                      3/1/23........................      445,552
               10/1/12.......................       21,222         125,000   New Hampshire, HEHFA RV, River
                                               -----------                     College, 6.90%, 1/1/13........      134,196
                                                   618,360         175,000   New Hampshire, HEHFA RV,
                                               -----------                     Wentworth-Douglass Hospital,
REVENUE -- HEALTH & EDUCATION (24.2%)                                          5.40%, 1/1/07.................      184,581
    50,000   New Hampshire, HEFA RV, Concord                                                                   -----------
               Hospital Issue, AMBAC Insured,                                                                    3,042,049
               5.40%, 10/1/06................       54,462                                                     -----------
   165,000   New Hampshire, HEFA RV, Franklin                   REVENUE -- HOUSING (7.7%)
               Pierce College, Series 94,                           70,000   New Hampshire, HSG AUTH, SFM RV,
               5.50%, 10/1/04................      177,792                     Series A, 5.25%, 1/1/07.......       73,190
   945,000   New Hampshire, HEFA RV, Kendal                         85,000   New Hampshire, HSG AUTH, SFM RV,
               at Hanover Issue, Bank of                                       Series B, 5.90%, 1/1/07.......       91,698
               Ireland, LOC, 5.80%,                                 70,000   New Hampshire, HSG AUTH, SFM RV,
               10/1/12.......................      954,269                     Series B, 6.00%, 1/1/08.......       71,937
    30,000   New Hampshire, HEFA RV,
               University System of New
               Hampshire, MBIA Insured,
               Series 92, 6.00%, 7/1/07......       31,471


See Notes to Schedules of Investments
and Notes to Financial Statements.         14                        FORUM FUNDS

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                VALUE         PRINCIPAL              DESCRIPTION                VALUE
----------   --------------------------------  -----------      ----------   --------------------------------  -----------
REVENUE -- HOUSING, CONTINUED                                   REVENUE -- VIRGIN ISLANDS (3.7%)
$   85,000   New Hampshire, HSG AUTH, SFM RV,                   $   10,000   Virgin Islands, HFA, SFM RV,
               Series B, 6.00%, 7/1/08.......  $    87,508                     GNMA Mortgage Backed
   415,000   New Hampshire, SHF Authority,                                     Securities, Series A, 6.00%,
               Series B, FHA Insured, 5.60%,                                   3/1/07........................  $    10,702
               1/1/06........................      425,313         300,000   Virgin Islands, PFA, Economic
   125,000   New Hampshire, SHF Authority,                                     RV, 7.30%, 10/1/18............      382,761
               Series SB, 4.85%, 1/1/05......      125,754          10,000   Virgin Islands, PFA, Housing RV,
    90,000   New Hampshire, SHF Authority,                                     Series D, 6.00%, 10/1/05......       10,524
               Series SB, 4.95%, 1/1/06......       90,587          15,000   Virgin Islands, PFA, Tax RV,
                                               -----------                     Senior Lien, GTY-IBCC, 5.50%,
                                                   965,987                     10/1/22.......................       15,478
                                               -----------          10,000   Virgin Islands, Water & Power
REVENUE -- PUERTO RICO (2.8%)                                                  Authority Electric System RV,
   295,000   Puerto Rico, Electric Power                                       5.25%, 7/1/08.................       10,489
               Authority, Power RV, Series U,                       35,000   Virgin Islands, Water & Power
               MBIA Insured, 6.00%, 7/1/14...      325,131                     Authority, Power RV, 5.25%,
    25,000   Puerto Rico, Infrastructure                                       7/1/06........................       36,791
               Financing Authority RV, U/R                                                                     -----------
               Balance, Series A, 7.75%,                                                                           466,745
               7/1/08........................       25,363                                                     -----------
                                               -----------      Total Municipal Bonds
                                                   350,494        (cost $11,907,461)                            12,291,077
                                               -----------                                                     -----------
REVENUE -- TRANSPORTATION (15.0%)                                 SHARES
   495,000   New Hampshire State Turnpike                       ----------
               System RV, Series A, FGIC                        SHORT-TERM HOLDINGS (0.3%)
               Insured, 7.00%, 11/1/06.......      555,821          35,584   Deutsche Tax Free Money Fund,
 1,175,000   New Hampshire State Turnpike                                      1.79% (cost $35,584)..........       35,584
               System RV, Series A, FGIC                                                                       -----------
               Insured, 6.75%, 11/1/11.......    1,334,965      Total Investments (98.0%)
                                               -----------        (cost $11,943,045)                            12,326,661
                                                 1,890,786                                                     -----------
                                               -----------      Assets & Other Liabilities, Net (2.0%)             247,712
                                                                                                               -----------
                                                                Net Assets (100.0%)                            $12,574,373
                                                                                                               ===========


See Notes to Schedules of Investments
and Notes to Financial Statements.         15                        FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY                                                        SECURITY
 SHARES               DESCRIPTION                 VALUE          SHARES               DESCRIPTION                 VALUE
--------   ----------------------------------  -----------      --------   ----------------------------------  -----------
COMMON STOCK (60.9%)                                            TECHNOLOGY (17.8%)
BASIC MATERIALS (0.9%)                                            27,300   AVX Corp. ........................  $   444,171
   4,000   Centex Corp. .....................  $   134,920        13,000   Hewlett-Packard Co. ..............      209,300
                                               -----------         1,725   IBM Corp. ........................      159,218
COMMUNICATIONS (6.2%)                                             48,000   Lucent Technologies, Inc. ........      275,040
  14,000   Sprint Corp. (FON Group)..........      336,140        10,700   Symantec Corp.+...................      370,969
   6,100   Verizon Communications, Inc. .....      330,071         7,800   Teleflex, Inc. ...................      291,642
  20,400   WorldCom, Inc.+...................      306,816        26,800   Tellabs, Inc.+....................      264,784
                                               -----------        20,515   Timken Co. .......................      281,056
                                                   973,027         6,500   Tyco International, Inc. Ltd. ....      295,750
                                               -----------         4,050   United Technologies Corp. ........      188,325
CONSUMER CYCLICAL (3.7%)                                                                                       -----------
   7,700   Brunswick Corp. ..................      126,819                                                       2,780,255
   9,300   Philip Morris Cos., Inc. .........      449,097                                                     -----------
                                               -----------      TRANSPORTATION EQUIPMENT (3.0%)
                                                   575,916        10,315   Goodrich Corp. ...................      200,936
                                               -----------         7,950   Textron, Inc. ....................      267,200
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                                                          -----------
  EXCEPT COMPUTER EQUIPMENT (3.6%)                                                                                 468,136
   5,900   Applied Materials, Inc.+..........      167,796                                                     -----------
   8,850   Fairchild Semiconductor Corp.+....      142,042      UTILITIES (1.4%)
  12,300   Intel Corp. ......................      250,797         8,350   Teco Energy, Inc. ................      226,285
                                               -----------                                                     -----------
                                                   560,635      WHOLESALE TRADE-NONDURABLE GOODS (2.2%)
                                               -----------        17,400   Supervalu, Inc. ..................      352,002
ENERGY (6.5%)                                                                                                  -----------
   4,275   Chevron Corp. ....................      362,306      Total Common Stock
   7,800   Conoco, Inc. Class B..............      197,652        (cost $10,399,185)                             9,521,563
  17,000   USX-Marathon Group, Inc. .........      454,750                                                     -----------
                                               -----------      PRINCIPAL
                                                 1,014,708      ---------
                                               -----------      CORPORATE BONDS AND NOTES (21.2%)
FINANCIAL SERVICES (7.5%)                                       $200,000    Associates Corp. of North America,
   6,900   Citigroup, Inc. ..................      279,450                    6.10%, 1/15/05..................      210,216
   3,700   Federal National Mortgage                             150,000    Bear Stearns Cos., Inc., 6.63%,
             Association.....................      296,222                    1/15/04.........................      157,959
   3,835   Lehman Brothers Holding, Inc. ....      218,020       200,000    Boeing Capital Corp., 6.35%,
  10,000   Washington Mutual, Inc. ..........      384,800                    6/15/03.........................      208,266
                                               -----------       300,000    Diageo Capital plc, 6.63%,
                                                 1,178,492                    6/24/04.........................      320,184
                                               -----------       250,000    Dow Chemical Co., 5.97%,
GENERAL MERCHANDISE STORES (0.9%)                                             1/15/09.........................      252,919
   3,950   Sears Roebuck & Co. ..............      136,828       300,000    Goldman Sachs Group, Inc., 6.65%,
                                               -----------                    5/15/09.........................      308,799
HEALTH CARE (2.1%)                                               200,000    Ingersoll-Rand Co., 6.58%,
   4,850   Merck & Co., Inc. ................      323,010                    12/5/05.........................      211,598
                                               -----------       200,000    JP Morgan Chase & Co., 6.25%,
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;                              1/15/06.........................      210,712
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.4%)                   200,000    New York Telephone Co., 6.00%,
  11,000   Teradyne, Inc.+...................      214,500                    4/15/08.........................      203,322
                                               -----------       177,000    Philip Morris Cos., Inc., 7.63%,
OIL & GAS EXTRACTION (1.6%)                                                   5/15/02.........................      181,106
   5,700   Apache Corp. .....................      245,043
                                               -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (2.1%)
  38,300   Corning, Inc. ....................      337,806
                                               -----------


See Notes to Schedules of Investments
and Notes to Financial Statements.         16                        FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULES OF INVESTMENTS (continued)
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                         SECURITY                                                        SECURITY
PRINCIPAL              DESCRIPTION                 VALUE        PRINCIPAL              DESCRIPTION                 VALUE
---------   ----------------------------------  -----------     ---------   ----------------------------------  -----------
CORPORATE BONDS AND NOTES, CONTINUED                            MORTGAGE BACKED SECURITIES (0.4%)
$300,000    Potomac Electric Power Co., 5.63%,                  GNMA (0.4%)
              10/15/03........................  $   308,813     $ 59,603    Pool 394795, 7.50%, 10/15/10 (cost
 200,000    Sears Roebuck Acceptance Corp.,                                   $61,054)........................  $    62,951
              6.75%, 9/15/05..................      209,564                                                     -----------
 300,000    Sony Corp., 6.13%, 3/4/03.........      310,317      SHARES
 200,000    Wal-Mart Stores, Inc., 6.88%,                       ---------
              8/10/09.........................      216,892     REAL ESTATE INVESTMENT TRUST (9.1%)
                                                -----------       16,000    Archstone Communities Trust.......      417,600
Total Corporate Bonds and Notes                                   14,200    Duke-Weeks Realty Corp. ..........      336,397
  (cost $3,203,692)                               3,310,667        4,800    Equity Residential Properties
                                                -----------                   Trust...........................      280,320
COLLATERALIZED MORTGAGE OBLIGATIONS (5.3%)                        15,800    Highwoods Properties, Inc. .......      391,050
FHLMC (5.3%)                                                                                                    -----------
 197,878    Series 1491 GB, 6.90%,                              Total Real Estate Investment Trust
              11/15/21........................      201,928       (cost $1,398,725)                               1,425,367
 200,000    Series 1678 C, 6.00% , 8/15/08....      207,767                                                     -----------
 400,000    Series 1992-184 C, 7.00%,                           SHORT-TERM INSTRUMENTS (1.7%)
              10/25/21........................      415,890      267,036    Deutsche Cash Management Fund,
                                                -----------                   3.09% (cost $267,036)...........      267,036
Total Collateralized Mortgage Obligations                                                                       -----------
  (cost $795,216)                                   825,585     Total Investments (100.6%)
                                                -----------       (cost $16,421,456)                             15,727,603
GOVERNMENT AGENCY NOTES (2.0%)                                                                                  -----------
 200,000    FHLB, 6.12%, 2/16/11..............      208,997     Assets & Other Liabilities, Net (0.6%)              (97,067)
 100,000    FNMA, 5.63%, 5/14/04..............      105,437                                                     -----------
                                                -----------     Net Assets (100.0%)                             $15,630,536
Total Government Agency Notes                                                                                   ===========
  (cost $296,548)                                   314,434
                                                -----------


See Notes to Schedules of Investments
and Notes to Financial Statements.         17                        FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                        SECURITY                                                        SECURITY
 SHARES               DESCRIPTION                 VALUE          SHARES               DESCRIPTION                 VALUE
--------   ----------------------------------  -----------      --------   ----------------------------------  -----------
COMMON STOCK (96.5%)                                            FINANCIAL (18.2%)
BASIC MATERIALS (3.0%)                                            16,000   Citigroup, Inc. ..................      648,000
  12,000   Air Products & Chemicals, Inc. ...  $   462,960        11,844   FleetBoston Financial Corp. ......      429,345
                                               -----------        10,500   J.P. Morgan Chase & Co. ..........      358,575
CHEMICALS & ALLIED PRODUCTS (0.2%)                                12,000   Merrill Lynch & Co., Inc. ........      487,200
   1,000   Zimmer Holdings, Inc.+............       27,750        10,000   North Fork Bancorp., Inc. ........      297,400
                                               -----------        13,330   Wells Fargo & Co. ................      592,518
COMMUNICATIONS (10.9%)                                                                                         -----------
  20,700   AT&T Corp. .......................      399,510                                                       2,813,038
   6,661   AT&T Wireless Services+...........       99,515                                                     -----------
  15,000   Sprint Corp. (FON Group)..........      360,150      HEALTH CARE (15.6%)
   9,760   Verizon Communications............      528,114        10,000   Bristol-Myers Squibb Co. .........  $   555,600
  20,000   WorldCom, Inc.+...................      300,800         9,000   Johnson & Johnson.................      498,600
                                               -----------         7,000   Merck & Co., Inc. ................      466,200
                                                 1,688,089         6,000   Procter & Gamble Co. .............      436,740
                                               -----------        12,000   Schering-Plough Corp. ............      445,200
CONSUMER CYCLICAL (8.9%)                                                                                       -----------
  10,000   Federated Department Stores,                                                                          2,402,340
             Inc.+...........................      282,000                                                     -----------
  12,000   Nike, Inc. - Class B..............      561,720      TECHNOLOGY (16.1%)
  16,000   TJX Cos., Inc. ...................      526,400        10,000   AVX Corp. ........................      162,700
                                               -----------        25,000   Compaq Computer Corp. ............      207,750
                                                 1,370,120         5,000   Cooper Cameron Corp.+.............      164,000
                                               -----------        15,000   Hewlett-Packard Co. ..............      241,500
CONSUMER STAPLES (8.2%)                                           20,000   Lucent Technologies, Inc. ........      114,600
  10,000   CVS Corp. ........................      332,000         6,000   Microsoft Corp.+..................      307,020
  30,000   Ruddick Corp. ....................      459,000         7,000   Teleflex, Inc. ...................      261,730
   5,000   Safeway, Inc.+....................      198,600        15,000   Tellabs, Inc.+....................      148,200
  15,000   Walt Disney Co. ..................      279,300        20,000   Timken Co. .......................      274,000
                                               -----------         5,000   Tyco International, Inc. Ltd. ....      227,500
                                                 1,268,900         8,000   United Technologies Corp. ........      372,000
                                               -----------                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                                                            2,481,000
  EXCEPT COMPUTER EQUIPMENT (6.8%)                                                                             -----------
   8,000   Applied Materials, Inc.+..........      227,520      TRANSPORTATION EQUIPMENT (1.1%)
  15,000   Fairchild Semiconductor Corp.+....      240,750         5,000   Textron, Inc. ....................      168,050
  14,000   Intel Corp. ......................      285,460                                                     -----------
  12,000   Texas Instruments, Inc. ..........      299,760      Total Common Stock
                                               -----------        (cost $14,031,485)                            14,900,257
                                                 1,053,490                                                     -----------
                                               -----------        FACE
ENERGY (7.5%)                                                    AMOUNT
   4,000   Chevron Corp. ....................      339,000      --------
  10,000   Exxon Mobil Corp. ................      394,000      SHORT-TERM INSTRUMENTS (3.6%)
   8,000   Phillips Petroleum Co. ...........      431,520      $556,707   Deutsche Cash Management Fund,
                                               -----------                   3.09% (cost $556,707)...........      556,707
                                                 1,164,520                                                     -----------
                                               -----------      Total Investments (100.1%)
                                                                  (cost $14,588,192)                            15,456,964
                                                                                                               -----------
                                                                Other Assets & Liabilities, Net (-0.1%)            (11,672)
                                                                                                               -----------
                                                                NET ASSETS (100.0%)                            $15,445,292
                                                                                                               ===========


See Notes to Schedules of Investments
and Notes to Financial Statements.         18                        FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

+  Non-income producing securities.

* Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended ( the "1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act.

ACA       American Capital Assets
ADR       American Depository Receipts
AMBAC     American Municipal Bond Assurance Corporation
CBI       Certificate of Bond Insurance
COLL      Collateralized
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HSG AUTH  State Housing Authority
IBC       Insured Bond Certification
IDA       Industrial Development Authority
LO        Limited Obligation
LTGO      Limited Tax General Obligation
MBIA      Municipal Bond Insurance Association
Muni      Municipal
P/R       Prerefunded
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RV        Revenue Bonds
RTC       Resolution Trust Company
SD        School District
SHF       State Housing Finance
SFM       Single Family Mortgage
SRF       State Revolving Loan Fund
U/R       Unrefunded
USD       Unified School District
USG       U.S. Governments
UTGO      Unlimited Tax General Obligation
USTA      United States Tennis Association


See Notes to Financial Statements.      19                           FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                                               MAINE
                                                               INVESTORS      TAXSAVER       TAXSAVER
                                                                 BOND           BOND           BOND
                                                                 FUND           FUND           FUND
                                                                 ----           ----           ----
ASSETS
    Total investments, at value.............................  $13,825,039    $21,069,797    $35,547,170
      (cost $14,361,256, $20,507,377 & $33,994,586,
      respectively)
    Cash....................................................       28,980             --             --
    Interest, dividends and other receivables...............      217,875        355,133        704,572
    Receivable for Fund shares issued.......................        1,205             --             --
                                                              -----------    -----------    -----------
Total Assets................................................   14,085,688     21,424,930     36,251,742
                                                              -----------    -----------    -----------
LIABILITIES
    Dividends payable.......................................       54,208         40,850         48,474
    Payable for fund shares redeemed........................        2,000             --            431
    Payable for stock purchased.............................           --             --             --
    Payable to transfer agency (Note 3).....................        1,144          1,062          2,238
    Payable to custodian (Note 3)...........................        1,166          1,019          1,315
    Payable to administrator (Note 3).......................        1,146          1,727          2,973
    Payable to adviser (Note 3).............................        2,097          6,442         11,893
    Accrued expenses and other liabilities..................       10,925         11,748         20,742
                                                              -----------    -----------    -----------
Total Liabilities...........................................       72,686         62,848         88,066
                                                              -----------    -----------    -----------
NET ASSETS..................................................  $14,013,002    $21,362,082    $36,163,676
                                                              ===========    ===========    ===========
COMPONENTS OF NET ASSETS
    Paid-in capital.........................................  $15,764,843    $20,913,956    $34,693,573
    Undistributed (distributions in excess of) net
      investment income.....................................            1          8,268            (15)
    Unrealized appreciation (depreciation) on investments...     (536,217)       562,420      1,552,584
    Accumulated net realized gain (loss)....................   (1,215,625)      (122,562)       (82,466)
                                                              -----------    -----------    -----------
NET ASSETS..................................................  $14,013,002    $21,362,082    $36,163,676
                                                              ===========    ===========    ===========
SHARES OF BENEFICIAL INTEREST...............................    1,365,855      2,012,683      3,244,082
                                                              ===========    ===========    ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE.............  $     10.26    $     10.61    $     11.15
                                                              ===========    ===========    ===========
OFFERING PRICE PER SHARE (NAV + (1-MAXIMUM SALES LOAD)).....  $     10.66    $     11.02    $     11.49
                                                              ===========    ===========    ===========
MAXIMUM SALES LOAD..........................................        3.75%          3.75%          3.00%
                                                              ===========    ===========    ===========


See Notes to Financial Statements.      20                           FORUM FUNDS

--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                     NEW
                                                                  HAMPSHIRE        PAYSON         PAYSON
                                                                TAXSAVER BOND     BALANCED         VALUE
                                                                    FUND            FUND           FUND
                                                                    ----            ----           ----
ASSETS
    Total investments, at value.............................     $12,326,661     $15,727,603    $15,456,964
      (cost $11,943,045, $16,421,456 & $14,588,192,
      respectively)
    Cash....................................................              --              --             --
    Interest, dividends and other receivables...............         239,362          78,793         18,410
    Receivable for Fund shares issued.......................          29,241           2,162          7,909
                                                                 -----------     -----------    -----------
Total Assets................................................      12,595,264      15,808,558     15,483,283
                                                                 -----------     -----------    -----------
LIABILITIES
    Dividends payable.......................................          12,404          30,518             51
    Payable for fund shares redeemed........................              --           2,132         10,422
    Payable for stock purchased.............................              --         119,962             --
    Payable to transfer agency (Note 3).....................           1,330           2,666          2,310
    Payable to custodian (Note 3)                                        899           1,676            982
    Payable to administrator (Note 3).......................              --           1,331          1,307
    Payable to adviser (Note 3).............................              --           7,984         10,459
    Accrued expenses and other liabilities..................           6,258          11,753         12,460
                                                                 -----------     -----------    -----------
Total Liabilities...........................................          20,891         178,022         37,991
                                                                 -----------     -----------    -----------
NET ASSETS..................................................     $12,574,373     $15,630,536    $15,445,292
                                                                 ===========     ===========    ===========
COMPONENTS OF NET ASSETS
    Paid-in capital.........................................     $12,269,916     $15,820,090    $13,517,975
    Undistributed (distributions in excess of) net
      investment income.....................................             484         (34,853)        (6,165)
    Unrealized appreciation (depreciation) on investments...         383,616        (693,853)       868,772
    Accumulated net realized gain (loss)....................         (79,643)        539,152      1,064,710
                                                                 -----------     -----------    -----------
NET ASSETS..................................................     $12,574,373     $15,630,536    $15,445,292
                                                                 ===========     ===========    ===========
SHARES OF BENEFICIAL INTEREST...............................       1,163,394       1,330,187        996,831
                                                                 ===========     ===========    ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE.............     $     10.81     $     11.75    $     15.49
                                                                 ===========     ===========    ===========
OFFERING PRICE PER SHARE (NAV + (1-MAXIMUM SALES LOAD)).....     $     11.14     $     12.24    $     16.14
                                                                 ===========     ===========    ===========
MAXIMUM SALES LOAD..........................................           3.00%           4.00%          4.00%
                                                                 ===========     ===========    ===========


See Notes to Financial Statements.      21                           FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                                            MAINE
                                                                INVESTORS     TAXSAVER     TAXSAVER
                                                                   BOND         BOND         BOND
                                                                   FUND         FUND         FUND
                                                                   ----         ----         ----
INVESTMENT INCOME
    Interest income.........................................     $452,880     $541,776    $  874,914
    Dividend income.........................................       51,350          --             --
                                                                 --------     --------    ----------
Total Investment Income.....................................      504,230     541,776        874,914
                                                                 --------     --------    ----------
EXPENSES
    Investment advisory (Note 3)............................       26,991      41,668         71,216
    Administrator (Note 3)..................................       13,495      20,834         35,608
    Transfer agency (Note 3)................................       23,884      32,522         58,722
    Custody (Note 3)........................................        3,373       3,132          3,953
    Accounting (Note 3).....................................       18,000      18,000         24,000
    Audit...................................................       10,600       9,600          9,350
    Legal...................................................          799       1,171          2,347
    Trustees................................................          249         386            658
    Reporting...............................................        2,941       4,179          9,725
    Pricing.................................................          581       3,860         13,603
    Compliance..............................................        2,201       2,553          2,704
    Miscellaneous...........................................        1,132       1,160          2,225
                                                                 --------     --------    ----------
Total Expenses..............................................      104,246     139,065        234,111
    Fees waived (Note 4)....................................      (39,961)    (39,731)       (64,539)
                                                                 --------     --------    ----------
Net Expenses................................................       64,285      99,334        169,572
                                                                 --------     --------    ----------
NET INVESTMENT INCOME.......................................      439,945     442,442        705,342
                                                                 --------     --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments.................      121,051      20,666           (191)
    Net change in unrealized appreciation (depreciation) on
      investments...........................................       64,872     302,937        324,129
                                                                 --------     --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      185,923     323,603        323,938
                                                                 --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $625,868     $766,045    $1,029,280
                                                                 ========     ========    ==========


See Notes to Financial Statements.      22                           FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                   NEW
                                                                HAMPSHIRE
                                                                TAXSAVER       PAYSON         PAYSON
                                                                  BOND        BALANCED         VALUE
                                                                  FUND          FUND           FUND
                                                                  ----          ----           ----
INVESTMENT INCOME
    Interest income.........................................    $300,455     $   139,637    $    12,474
    Dividend income.........................................          --         134,217        127,901
                                                                --------     -----------    -----------
Total Investment Income.....................................     300,455         273,854        140,375
                                                                --------     -----------    -----------
EXPENSES
    Investment advisory (Note 3)............................      25,025          52,260         71,838
    Administrator (Note 3)..................................      12,512          17,420         17,959
    Transfer agency (Note 3)................................      23,755          30,588         32,422
    Custody (Note 3)........................................       2,883           4,338          2,991
    Accounting (Note 3).....................................      18,000          18,000         18,000
    Audit...................................................       8,850           8,350          8,350
    Legal...................................................       6,502             890            978
    Trustees................................................         231             330            344
    Reporting...............................................       5,683           4,280          4,193
    Pricing.................................................       9,640           1,896          1,573
    Compliance..............................................       1,698           3,678          3,588
    Miscellaneous...........................................       1,478           1,296          1,612
                                                                --------     -----------    -----------
Total Expenses..............................................     116,257         143,326        163,848
    Fees waived (Note 4)....................................     (56,668)        (17,832)       (17,362)
                                                                --------     -----------    -----------
Net Expenses................................................      59,589         125,494        146,486
                                                                --------     -----------    -----------
NET INVESTMENT INCOME.......................................     240,866         148,360         (6,111)
                                                                --------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments.................      (3,054)        310,246        677,445
    Net change in unrealized appreciation (depreciation) on
      investments...........................................      86,356      (1,250,442)    (2,805,562)
                                                                --------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      83,302        (940,196)    (2,128,117)
                                                                --------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $324,168     $  (791,836)   $(2,134,228)
                                                                ========     ===========    ===========


See Notes to Financial Statements.      23                           FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2001 AND PERIOD ENDED SEPTEMBER 30, 2001
(unaudited)
--------------------------------------------------------------------------------

                                                                   INVESTORS BOND                 TAXSAVER
                                                                        FUND                      BOND FUND
                                                              -------------------------   -------------------------
                                                                 AMOUNT        SHARES        AMOUNT        SHARES
                                                                 ------        ------        ------        ------
NET ASSETS--MARCH 31, 2000..................................  $ 50,431,777                $ 29,180,427
--------------------------                                    ------------                ------------
OPERATIONS
  Net investment income.....................................     2,152,687                   1,108,007
  Net realized gain on investments..........................      (634,120)                    165,803
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     2,999,984                     794,793
                                                              ------------                ------------
Net Increase in Net Assets Resulting from Operations........     4,518,551                   2,068,603
                                                              ------------                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................    (2,152,686)                 (1,108,006)
  Net realized gain on investments..........................            --                          --
                                                              ------------                ------------
Total Distributions to Shareholders.........................    (2,152,686)                 (1,108,006)
                                                              ------------                ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................     1,523,930      156,077      2,885,882      279,198
  Reinvestment of distributions.............................       498,105       52,003        376,094       36,931
  Redemption of shares......................................   (41,448,095)  (4,065,817)   (12,102,189)  (1,179,505)
                                                              ------------   ----------   ------------   ----------
Net Increase (Decrease) in Capital Transactions.............   (39,426,060)  (3,857,737)    (8,840,213)    (863,376)
                                                              ------------   ==========   ------------   ==========
Net Increase (Decrease) in Net Assets.......................   (37,060,195)                 (7,879,616)
                                                              ------------                ------------
NET ASSETS--MARCH 31, 2001
--------------------------
  (Including line (a))......................................    13,371,582                  21,300,811
                                                              ------------                ------------
OPERATIONS
  Net investment income.....................................       439,945                     442,442
  Net realized gain (loss) on investments...................       121,051                      20,666
  Net change in unrealized appreciation (depreciation) on
    investments.............................................        64,872                     302,937
                                                              ------------                ------------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................       625,868                     766,045
                                                              ------------                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................      (439,945)                   (442,442)
  Net realized gain on investments..........................            --                          --
                                                              ------------                ------------
Total Distribution to Shareholders..........................      (439,945)                   (442,442)
                                                              ------------                ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................     2,601,855      254,495      1,308,896      124,002
  Reinvestment of distributions.............................       164,604       16,141        186,905       17,777
  Redemption of shares......................................    (2,310,962)    (227,246)    (1,758,133)    (167,931)
                                                              ------------   ----------   ------------   ----------
Net Increase (Decrease) in Capital Transactions.............       455,497       43,390       (262,332)     (26,152)
                                                              ------------   ==========   ------------   ==========
Net Increase (Decrease) in Net Assets.......................       641,420                      61,271
                                                              ------------                ------------
NET ASSETS--SEPTEMBER 30, 2001
------------------------------
  (Including line (b))......................................  $ 14,013,002                $ 21,362,082
                                                              ============                ============
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2001..................  $          1                $      8,268
                                                              ============                ============
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2001.............  $          1                $      8,268
                                                              ============                ============


See Notes to Financial Statements.      24                           FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2001 AND PERIOD ENDED SEPTEMBER 30, 2001
(unaudited)
--------------------------------------------------------------------------------

                                                                                           NEW HAMPSHIRE
                                                                  MAINE TAXSAVER           TAXSAVER BOND
                                                                    BOND FUND                   FUND
                                                              ----------------------   ----------------------
                                                                AMOUNT       SHARES      AMOUNT       SHARES
                                                                ------       ------      ------       ------
NET ASSETS--MARCH 31, 2000..................................  $31,937,953              $11,644,458
--------------------------                                    -----------              -----------
OPERATIONS
  Net investment income.....................................    1,360,726                  492,413
  Net realized gain on investments..........................       36,191                   22,884
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    1,240,513                  436,693
                                                              -----------              -----------
Net Increase in Net Assets Resulting from Operations........    2,637,430                  951,990
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................   (1,360,726)                (492,418)
  Net realized gain on investments..........................           --                       --
                                                              -----------              -----------
Total Distributions to Shareholders.........................   (1,360,726)                (492,418)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    3,523,372    324,324     2,692,400    257,705
  Reinvestment of distributions.............................      829,982     77,026       350,338     33,417
  Redemption of shares......................................   (4,146,309)  (385,259)   (2,521,214)  (242,488)
                                                              -----------   --------   -----------   --------
Net Increase (Decrease) in Capital Transactions.............      207,045     16,091       521,524     48,634
                                                              -----------   ========   -----------   ========
Net Increase (Decrease) in Net Assets.......................    1,483,749                  981,096
                                                              -----------              -----------
NET ASSETS--MARCH 31, 2001
--------------------------
  (Including line (a))......................................   33,421,702               12,625,554
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      705,342                  240,866
  Net realized gain (loss) on investments...................         (191)                  (3,054)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................      324,129                   86,356
                                                              -----------              -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................    1,029,280                  324,168
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (705,342)                (240,866)
  Net realized gain on investments..........................           --                       --
                                                              -----------              -----------
Total Distribution to Shareholders..........................     (705,342)                (240,866)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    4,729,059    430,023       546,329     51,021
  Reinvestment of distributions.............................      410,979     37,165       168,066     15,660
  Redemption of shares......................................   (2,722,002)  (246,009)     (848,878)   (79,373)
                                                              -----------   --------   -----------   --------
  Net Increase (Decrease) in Capital Transactions...........    2,418,036    221,179      (134,483)   (12,692)
                                                              -----------   ========   -----------   ========
Net Increase (Decrease) in Net Assets.......................    2,741,974                  (51,181)
                                                              -----------              -----------
NET ASSETS--SEPTEMBER 30, 2001
------------------------------
  (Including line (b))......................................  $36,163,676              $12,574,373
                                                              ===========              ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2001..................  $       (15)             $       484
                                                              ===========              ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2001.............  $       (15)             $       484
                                                              ===========              ===========


See Notes to Financial Statements.      25                           FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2001 AND PERIOD ENDED SEPTEMBER 30, 2001
(unaudited)
--------------------------------------------------------------------------------

                                                                 PAYSON BALANCED           PAYSON VALUE
                                                                       FUND                    FUND
                                                              ----------------------   ---------------------
                                                                AMOUNT       SHARES      AMOUNT      SHARES
                                                                ------       ------      ------      ------
NET ASSETS--MARCH 31, 2000..................................  $18,596,224              $19,987,452
--------------------------                                    -----------              -----------
OPERATIONS
  Net investment income.....................................      335,735                   (2,289)
  Net realized gain on investments..........................    1,344,879                1,500,254
  Net change in unrealized appreciation (depreciation) on
    investments.............................................     (146,446)              (2,829,729)
                                                              -----------              -----------
Net Increase in Net Assets Resulting from Operations........    1,534,168               (1,331,764)
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (334,997)                      --
  Net realized gain on investments..........................     (982,520)              (2,486,484)
                                                              -----------              -----------
Total Distributions to Shareholders.........................   (1,317,517)              (2,486,484)
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      976,316     75,988     1,732,735    86,206
  Reinvestment of distributions.............................      863,709     69,549     1,563,453    85,570
  Redemption of shares......................................   (4,026,969)  (309,615)   (1,903,409)  (89,791)
                                                              -----------   --------   -----------   -------
Net Increase (Decrease) in Capital Transactions.............   (2,186,944)  (164,078)    1,392,779    81,985
                                                              -----------   ========   -----------   =======
Net Increase (Decrease) in Net Assets.......................   (1,970,293)              (2,425,469)
                                                              -----------              -----------
NET ASSETS--MARCH 31, 2001
--------------------------
  (Including line (a))......................................   16,625,931               17,561,983
                                                              -----------              -----------
OPERATIONS
  Net investment income.....................................      148,360                   (6,111)
  Net realized gain (loss) on investments...................      310,246                  677,445
  Net change in unrealized appreciation (depreciation) on
    investments.............................................   (1,250,442)              (2,805,562)
                                                              -----------              -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................     (791,836)              (2,134,228)
                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (148,200)                      --
  Net realized gain on investments..........................           --                       --
                                                              -----------              -----------
Total Distribution to Shareholders..........................     (148,200)                      --
                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      733,237     56,377       905,954    50,454
  Reinvestment of distributions.............................       90,301      7,260            --        --
  Redemption of shares......................................     (878,897)   (66,577)     (888,417)  (49,905)
                                                              -----------   --------   -----------   -------
  Net Increase (Decrease) in Capital Transactions...........      (55,359)    (2,940)       17,537       549
                                                              -----------   ========   -----------   =======
Net Increase (Decrease) in Net Assets.......................     (995,395)              (2,116,691)
                                                              -----------              -----------
NET ASSETS--SEPTEMBER 30, 2001
------------------------------
  (Including line (b))......................................  $15,630,536              $15,445,292
                                                              ===========              ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income March 31, 2001..................  $   (35,013)             $       (54)
                                                              ===========              ===========
  (b) Accumulated undistributed (distributions in excess of)
      net investment income, September 30, 2001.............  $   (34,853)             $    (6,165)
                                                              ===========              ===========


See Notes to Financial Statements.      26                           FORUM FUNDS

                 (This page has been left blank intentionally.)


                                        27                           FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                           NET REALIZED                                  ENDING
                                                 BEGINNING                     AND         DIVIDENDS    DISTRIBUTIONS      NET
                                                 NET ASSET      NET         UNREALIZED      FROM NET      FROM NET        ASSET
                                                 VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                   SHARE       INCOME      INVESTMENTS       INCOME         GAINS         SHARE
                                                   -----       ------      -----------       ------         -----         -----
 INVESTORS BOND FUND
April 1, 2001 to September 30, 2001............   $10.11       $ 0.33         $ 0.15         $(0.33)       $   --        $10.26
April 1, 2000 to March 31, 2001................     9.74         0.72           0.37          (0.72)           --         10.11
April 1, 1999 to March 31, 2000................    10.32         0.68          (0.58)         (0.68)           --          9.74
April 1, 1998 to March 31, 1999................    10.57         0.67          (0.21)         (0.67)        (0.04)        10.32
April 1, 1997 to March 31, 1998................    10.19         0.71           0.38          (0.71)           --         10.57
April 1, 1996 to March 31, 1997................    10.21         0.71             --          (0.71)        (0.02)        10.19
 TAXSAVER BOND FUND
April 1, 2001 to September 30, 2001............    10.45         0.22           0.16          (0.22)           --         10.61
April 1, 2000 to March 31, 2001................    10.05         0.45           0.40          (0.45)           --         10.45
April 1, 1999 to March 31, 2000................    10.61         0.48          (0.56)         (0.48)           --         10.05
April 1, 1998 to March 31, 1999................    10.75         0.48           0.04          (0.48)        (0.18)        10.61
April 1, 1997 to March 31, 1998................    10.49         0.53           0.27          (0.53)        (0.01)        10.75
April 1, 1996 to March 31, 1997................    10.57         0.56          (0.03)         (0.56)        (0.05)        10.49
 MAINE TAXSAVER BOND FUND
April 1, 2001 to September 30, 2001............    11.06         0.22           0.09          (0.22)           --         11.15
April 1, 2000 to March 31, 2001................    10.62         0.46           0.44          (0.46)           --         11.06
April 1, 1999 to March 31, 2000................    11.07         0.48          (0.44)         (0.48)        (0.01)        10.62
April 1, 1998 to March 31, 1999................    11.05         0.49           0.07          (0.49)        (0.05)        11.07
April 1, 1997 to March 31, 1998................    10.73         0.51           0.33          (0.51)        (0.01)        11.05
April 1, 1996 to March 31, 1997................    10.72         0.51           0.01          (0.51)           --         10.73
 NEW HAMPSHIRE TAXSAVER BOND FUND
April 1, 2001 to September 30, 2001............    10.74         0.21           0.07          (0.21)           --         10.81
April 1, 2000 to March 31, 2001................    10.33         0.44           0.41          (0.44)           --         10.74
April 1, 1999 to March 31, 2000................    10.80         0.47          (0.47)         (0.47)           --(d)      10.33
April 1, 1998 to March 31, 1999................    10.73         0.46           0.13          (0.46)        (0.06)        10.80
April 1, 1997 to March 31, 1998................    10.31         0.47           0.43          (0.48)           --         10.73
April 1, 1996 to March 31, 1997................    10.33         0.48          (0.02)         (0.48)           --         10.31
 PAYSON BALANCED FUND
April 1, 2001 to September 30, 2001............    12.47         0.11          (0.72)         (0.11)           --         11.75
April 1, 2000 to March 31, 2001................    12.42         0.25           0.84          (0.25)        (0.79)        12.47
April 1, 1999 to March 31, 2000................    12.48         0.27           0.27          (0.27)        (0.33)        12.42
April 1, 1998 to March 31, 1999................    14.79         0.28          (1.51)         (0.28)        (0.80)        12.48
April 1, 1997 to March 31, 1998................    13.20         0.37           3.52          (0.37)        (1.93)        14.79
April 1, 1996 to March 31, 1997................    13.70         0.42           0.84          (0.42)        (1.34)        13.20
 PAYSON VALUE FUND
April 1, 2001 to September 30, 2001............    17.63        (0.01)         (2.13)            --            --         15.49
April 1, 2000 to March 31, 2001................    21.86           --          (1.39)            --         (2.84)        17.63
April 1, 1999 to March 31, 2000................    19.30         0.06           3.19          (0.06)        (0.63)        21.86
April 1, 1998 to March 31, 1999................    21.67         0.07          (1.16)         (0.07)        (1.21)        19.30
April 1, 1997 to March 31, 1998................    16.10         0.12           6.93          (0.12)        (1.36)        21.67
April 1, 1996 to March 31, 1997................    15.99         0.21           1.80          (0.20)        (1.70)        16.10

(a) Total return calculations do not include sales charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(c) Annualized.
(d) Less than $0.01 per share.


See Notes to Schedules of Investments
and Notes to Financial Statements.         28                        FORUM FUNDS

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   RATIOS TO AVERAGE NET ASSETS
             NET ASSETS AT    ---------------------------------------   PORTFOLIO
  TOTAL      END OF PERIOD    NET INVESTMENT     NET         GROSS      TURNOVER
RETURN(A)   (000'S OMITTED)       INCOME       EXPENSES   EXPENSES(B)     RATE
---------   ---------------       ------       --------   -----------     ----
  4.84%         $14,013            6.52%(c)     0.95%(c)     1.54%(c)       11%
 11.90%          13,372            7.75%        0.81%        1.21%          28%
  1.13%          50,432            6.90%        0.70%        1.05%          34%
  4.45%          70,446            6.33%        0.70%        1.02%          98%
 10.98%          85,598            6.52%        0.70%        1.22%         117%
  7.18%          22,190            6.94%        0.70%        1.45%          79%

  3.71%         $21,362            4.25%(c)     0.95%(c)     1.33%(c)        4%
  8.71%          21,301            4.50%        0.81%        1.26%          37%
 (0.74%)         29,180            4.68%        0.60%        1.16%          25%
  4.95%          37,447            4.48%        0.60%        1.11%          62%
  7.75%          39,203            4.95%        0.60%        1.36%          93%
  5.15%          17,757            5.28%        0.60%        1.53%          34%

  2.84%         $36,164            3.96%(c)     0.95%(c)     1.31%(c)        0%
  8.69%          33,422            4.28%        0.84%        1.37%          19%
  0.43%          31,938            4.50%        0.60%        1.31%          23%
  5.19%          32,659            4.42%        0.60%        1.32%          29%
  7.94%          28,196            4.65%        0.60%        1.48%          16%
  4.98%          25,827            4.77%        0.60%        1.56%          21%

  2.61%         $12,574            3.85%(c)     0.95%(c)     1.86%(c)        7%
  8.41%          12,626            4.18%        0.84%        1.82%          24%
  0.03%          11,644            4.46%        0.60%        1.59%          19%
  5.61%          15,227            4.28%        0.60%        1.53%          42%
  8.84%          12,908            4.45%        0.60%        1.81%          23%
  4.56%           8,691            4.65%        0.60%        2.22%          53%

 (4.93%)        $15,631            1.70%(c)     1.44%(c)     1.65%(c)       53%
  8.99%          16,626            1.93%        1.34%        1.64%          64%
  4.53%          18,596            2.05%        1.15%        1.52%          54%
 (8.20%)         23,189            2.07%        1.15%        1.49%         100%
 31.27%          24,440            2.58%        1.15%        1.57%          66%
  9.42%          18,163            3.07%        1.15%        1.67%          53%

(12.14%)        $15,445           (0.07%)(c)    1.63%(c)     1.82%(c)        9%
 (6.83%)         17,562               --        1.57%        1.78%          18%
 17.20%          19,987            0.22%        1.45%        1.75%          20%
 (4.57%)         18,253            0.35%        1.45%        1.75%          41%
 45.28%          19,918            0.62%        1.45%        1.87%          39%
 13.01%          13,109            1.30%        1.45%        2.07%          24%


See Notes to Schedules of Investments
and Notes to Financial Statements.         29                        FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. Included in this report are Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Each of Payson Balanced Fund and Payson Value Fund is a diversified series of the Trust. All other Funds included in the report are non-diversified Trust series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

Investors Bond Fund                                     October 2, 1989
TaxSaver Bond Fund                                      October 2, 1989
Maine TaxSaver Bond Fund                               December 5, 1991
New Hampshire TaxSaver Bond Fund                      December 31, 1992
Payson Balanced Fund                                  November 25, 1991
Payson Value Fund                                         July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide will apply to annual financial statements issued after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORS-The investment adviser for each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of the Fund's average daily net assets. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson").
Payson receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee from each Fund at an annual rate of 0.20% of the average daily net assets of Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS receives from each Fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, plus certain shareholder account fees.

CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees.

--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares.

For the period ended September 30, 2001, FFS reallowed $14,020, $2,096, $85 and $4,447 in commissions to certain financial institutions regarding purchases of Maine Taxsaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Investors Bond Fund, respectively. FFS retained net commissions of $830, $70 and $2,350 from purchases of Maine TaxSaver Bond Fund, Payson Balanced Fund and Investors Bond Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions made by a Fund.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have contractually undertaken to waive a portion of their fees and reimburse a portion of their expenses so that total expenses of each Fund would not exceed certain limitations. For the period ended September 30, 2001, fees waived and expenses reimbursed were as follows:

                                                                                                TOTAL FEES
                                                                                    EXPENSES    WAIVED AND
                                            FORUM                                  REIMBURSED    EXPENSES
                                           ADVISORS   PAYSON     FSS      FADS     BY ADVISER   REIMBURSED
                                           --------   ------     ---      ----     ----------   ----------
Investors Bond Fund......................  $16,436      $--    $16,777   $ 6,748     $           $39,961
TaxSaver Bond Fund.......................    3,271      --      26,043    10,417         --       39,731
Maine TaxSaver Bond Fund.................    2,288      --      44,447    17,804         --       64,539
New Hampshire TaxSaver Bond Fund.........   25,025      --      15,636    11,899      4,108       56,668
Payson Balanced Fund.....................       --      --       9,122     8,710         --       17,832
Payson Value Fund........................       --      --       8,382     8,980         --       17,362

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended September 30, 2001, were as follows:

                                                                COST OF     PROCEEDS FROM SALES
                                                               PURCHASES      AND MATURITIES
                                                               ---------    -------------------
Investors Bond Fund.........................................  $ 2,061,713       $ 1,155,008
TaxSaver Bond Fund..........................................      768,590         1,661,692
Maine TaxSaver Bond Fund....................................    3,677,525           115,500
New Hampshire TaxSaver Bond Fund............................      859,891           809,307
Payson Balanced Fund........................................    6,393,032         6,382,010
Payson Value Fund...........................................    1,581,090         1,759,433

--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CONCENTRATION OF RISK

The Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in Maine and New Hampshire.

FOR MORE INFORMATION                                                                               FORUM
                                                                                                   FUNDS

                                                                                            INVESTORS BOND FUND

                                                                                            TAXSAVER BOND FUND

                                 TRANSFER AGENT                                               MAINE TAXSAVER
                         Forum Shareholder Services, LLC                                         BOND FUND
                               Two Portland Square
                               Portland, ME 04101                                         NEW HAMPSHIRE TAXSAVER
                                                                                                 BOND FUND
                                   DISTRIBUTOR
                            Forum Fund Services, LLC                                       PAYSON BALANCED FUND
                               Two Portland Square
                               Portland, ME 04101                                            PAYSON VALUE FUND

                                                                                                 [GRAPHIC]
                                                                                                FORUM FUNDS
                                                                                               P.O. BOX 446
                                                                                           PORTLAND, MAINE 04112
                                                                                    800-94FORUM (SHAREHOLDER SERVICES)
               This report is authorized for distribution only to                      800-95FORUM (DEALER SERVICES)
              shareholders and to others who have received a copy                              207-879-0001
                            of the Funds' prospectus.                                       WWW.FORUMFUNDS.COM